Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (192,110)	$ (268,718)	$ (165,910)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(7,178)	(10,241)	(10,421)
Tender Offer - Redemption of preferred stock Series G and H including $16,863 and $972 of undeclared preferred dividend cancelled for the year ended December 31, 2019 and December 31, 2017, respectively	45,680	0	1,033
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (153,608)	$ (278,959)	$ (175,298)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders - adjusted weighted shares	12,356,024	11,958,959	11,667,346
Basic and diluted net loss per share attributable to Navios Holdings common stockholders	$ (12.43)	$ (23.33)	$ (15.02)